37. Subsequent events (Details) - 3 months ended Mar. 31, 2020 - Events After Reporting Period [Member] R$ in Thousands, $ in Thousands	BRL (R$)	USD ($)
Adjustments
Provision for cancellation of mileage exchange	R$ (22,271)
De-recognition of the cash flow hedge - fuel	(291,925)
Reclassifications
Taxes to recover in the short - and long-term	R$ 61,020
USD
Adjustments
De-recognition of the cash flow hedge - revenues in US$ | $		$ (290,346)